UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $    2,383,998
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALPHA NATURAL RESOURCES INC        NOTE 2.375% 4/15  02076XAA0     6662  6950000 PRN      SOLE                 6950000      0    0
ALPHA NATURAL RESOURCES INC        COM               02076X102     7061   860000 SH       SOLE                  860000      0    0
ALPHA NATURAL RESOURCES INC        COM               02076X902    13459  1639400 SH  CALL SOLE                 1639400      0    0
ALPHA NATURAL RESOURCES INC        COM               02076X952    12238  1490600 SH  PUT  SOLE                 1490600      0    0
ALTERRA CAPITAL HOLDINGS           COM               G0229R108    31490  1000000 SH       SOLE                 1000000      0    0
AMERICAN GREETINGS CORP            CL A              026375105     8855   550000 SH       SOLE                  550000      0    0
AMERISTAR CASINOS INC              COM               03070Q101     1967    75000 SH       SOLE                   75000      0    0
ANADARKO PETE CORP                 COM               032511107    43725   500000 SH       SOLE                  500000      0    0
ANADARKO PETE CORP                 COM               032511957    41976   480000 SH  PUT  SOLE                  480000      0    0
ANADARKO PETE CORP                 COM               032511907     4373    50000 SH  CALL SOLE                   50000      0    0
APPLE INC                          COM               037833100     1771     4000 SH       SOLE                    4000      0    0
ARBITRON INC                       COM               03875Q108      937    20000 SH       SOLE                   20000      0    0
BANK OF AMERICA CORPORATION        COM               060505104     2223   182500 SH       SOLE                  182500      0    0
BERRY PETROLEUM CO                 CL A              085789105     5786   125000 SH       SOLE                  125000      0    0
CHICAGO BRIDGE & IRON CO N V       COM               167250959    12414   199900 SH  PUT  SOLE                  199900      0    0
CHIQUITA BRANDS INTL INC           COM               170032809    23372  3011800 SH       SOLE                 3011800      0    0
CHIQUITA BRANDS INTL INC           NOTE 4.250% 8/16  170032AT3    21560 23755000 PRN      SOLE                23755000      0    0
CITIZENS REPUBLIC BANCORP INC      COM               174420307    20156   893830 SH       SOLE                  893830      0    0
CLEARWIRE CORP                     CL A              18538Q105      162    50000 SH       SOLE                   50000      0    0
CONSTELLATION BRANDS INC           CL A              21036P108    66696  1400000 SH       SOLE                 1400000      0    0
CONSTELLATION BRANDS INC           COM               21036P958    39541   830000 SH  PUT  SOLE                  830000      0    0
CONSTELLATION BRANDS INC           COM               21036P908     7622   160000 SH  CALL SOLE                  160000      0    0
COVENTRY HEALTH CARE INC           COM               222862104   169308  3600000 SH       SOLE                 3600000      0    0
CYMER INC                          COM               232572107     5769    60000 SH       SOLE                   60000      0    0
DELL INC                           COM               24702R901     1433   100000 SH  CALL SOLE                  100000      0    0
DELL INC                           COM               24702R101   143013  9980000 SH       SOLE                 9980000      0    0
DELPHI AUTOMOTIVE PLC              SHS               G27823106    22200   500000 SH       SOLE                  500000      0    0
ELAN PLC                           ADR               284131208      749    63500 SH       SOLE                   63500      0    0
ENERGYSOLUTIONS INC                COM               292756202     1875   500000 SH       SOLE                  500000      0    0
FERRO CORP                         COM               315405100      633    93752 SH       SOLE                   93752      0    0
FOCUS MEDIA HLDG LTD               SPONSORED ADR     34415V109    97857  3650000 SH       SOLE                 3650000      0    0
FREEPORT-MCMORAN COPPER & GO       COM               35671D957     7282   220000 SH  PUT  SOLE                  220000      0    0
FREEPORT-MCMORAN COPPER & GO       COM               35671D857     2844    85918 SH       SOLE                   85918      0    0
GARDNER DENVER INC                 COM               365558105   105701  1407282 SH       SOLE                 1407282      0    0
GENERAL MTRS CO                    *W EXP 07/10/2016 37045V118    16884   909710 SH       SOLE                  909710      0    0
GENERAL MTRS CO                    *W EXP 07/10/2019 37045V126    10725   909710 SH       SOLE                  909710      0    0
GENERAL MTRS CO                    COM               37045V950    30602  1100000 SH  PUT  SOLE                 1100000      0    0
GOLDMAN SACHS GROUP INC            COM               38141G104     1766    12000 SH       SOLE                   12000      0    0
GRACE W R & CO DEL                 COM               38388F108    11627   150000 SH       SOLE                  150000      0    0
HARRIS TEETER SUPERMARKETS INC     COM               414585109     4698   110000 SH       SOLE                  110000      0    0
HEARTWARE INTL INC                 NOTE 3.500%12/17  422368AA8    20301 17000000 PRN      SOLE                17000000      0    0
HEARTWARE INTL INC                 COM               422368100    25638   290000 SH       SOLE                  290000      0    0
HERBALIFE LTD                      COM USD SHS       G4412G101     5618   150000 SH       SOLE                  150000      0    0
HERBALIFE LTD                      COM               G4412G951     4120   110000 SH  PUT  SOLE                  110000      0    0
HERBALIFE LTD                      COM               G4412G901     9737   260000 SH  CALL SOLE                  260000      0    0
HOMESTREET INC                     COM               43785V102     5371   240436 SH       SOLE                  240436      0    0
JPMORGAN CHASE & CO                COM               46625H900    17375   366100 SH  CALL SOLE                  366100      0    0
JPMORGAN CHASE & CO                COM               46625H950    18984   400000 SH  PUT  SOLE                  400000      0    0
JPMORGAN CHASE & CO                COM               46625H100    55173  1162517 SH       SOLE                 1162517      0    0
KAR AUCTION SVCS INC               COM               48238T109      553    27600 SH       SOLE                   27600      0    0
KINDER MORGAN INC DEL              COM               49456B101    11411   295000 SH       SOLE                  295000      0    0
KINDER MORGAN INC DEL              *W EXP 05/25/2017 49456B119     1920   373467 SH       SOLE                  373467      0    0
KIPS BAY MED INC                   COM               49726K105      396   311800 SH       SOLE                  311800      0    0
LEAP WIRELESS INTL INC             COM               521863308     1416   240011 SH       SOLE                  240011      0    0
LIFE TECHNOLOGIES CORP             COM               53217V959     3232    50000 SH  PUT  SOLE                   50000      0    0
LIFE TECHNOLOGIES CORP             COM               53217V109     2585    40000 SH       SOLE                   40000      0    0
LYONDELLBASELL INDUSTRIES NV       COM               N53745900     3165    50000 SH  CALL SOLE                   50000      0    0
LYONDELLBASELL INDUSTRIES NV       COM               N53745950    18987   300000 SH  PUT  SOLE                  300000      0    0
LYONDELLBASELL INDUSTRIES NV       SHS - A -         N53745100    78796  1245000 SH       SOLE                 1245000      0    0
MCMORAN EXPLORATION CO             COM               582411104    17413  1065000 SH       SOLE                 1065000      0    0

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
MCMORAN EXPLORATION CO             COM               582411954    13080   800000 SH  PUT  SOLE                  800000      0    0
METROPCS COMMUNICATIONS INC        COM               591708102     4360   400000 SH       SOLE                  400000      0    0
NYSE EURONEXT                      COM               629491101     7728   200000 SH       SOLE                  200000      0    0
ONYX PHARMACEUTICALS INC           COM               683399109     8886   100000 SH       SOLE                  100000      0    0
PLAINS EXPLORATION & PRODUCTION CO COM               726505100     6646   140000 SH       SOLE                  140000      0    0
SANOFI                             RIGHT 12/31/2020  80105N113     1969  1100000 SH       SOLE                 1100000      0    0
SEACUBE CONTAINER LEASING LT       SHS               G79978105     2071    90200 SH       SOLE                   90200      0    0
SIX FLAGS ENTMT CORP NEW           COM               83001A102    46387   640000 SH       SOLE                  640000      0    0
SPDR S&P 500 ETF TR                TR UNIT           78462F103     6267    40000 SH       SOLE                   40000      0    0
SPDR S&P 500 ETF TR                COM               78462F953   344674  2200000 SH  PUT  SOLE                 2200000      0    0
SPDR S&P 500 ETF TR                COM               78462F903    21934   140000 SH  CALL SOLE                  140000      0    0
SPRINT NEXTEL CORP                 COM               852061950     6831  1100000 SH  PUT  SOLE                 1100000      0    0
SPRINT NEXTEL CORP                 COM SER 1         852061100   195025 31405056 SH       SOLE                31405056      0    0
STEWART ENTERPRISES INC            CL A              860370105    92175  9890000 SH       SOLE                 9890000      0    0
TURQUOISE HILL RES LTD             COM               900435958      636   100000 SH  PUT  SOLE                  100000      0    0
TURQUOISE HILL RES LTD             COM               900435108     1482   233000 SH       SOLE                  233000      0    0
VIRGIN MEDIA INC                   COM               92769L101   186086  3800000 SH       SOLE                 3800000      0    0
WALTER ENERGY INC                  COM               93317Q105    31635  1110010 SH       SOLE                 1110010      0    0
WALTER ENERGY INC                  COM               93317Q955    10830   380000 SH  PUT  SOLE                  380000      0    0
WALTER ENERGY INC                  COM               93317Q905    20378   715000 SH  CALL SOLE                  715000      0    0
WMS INDS INC                       COM               929297109    46035  1826052 SH       SOLE                 1826052      0    0
YONGYE INTL INC                    COM               98607B106     2861   537700 SH       SOLE                  537700      0    0
ZHONGPIN INC                       COM               98952K107    14824  1150000 SH       SOLE                 1150000      0    0